Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of intangible assets [text block] [Abstract]
Amortized expenses	$ 44,586	$ 41,330	$ 38,254